Withdrawal from Russian oil and gas activities - Narrative (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) contract	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) site energyCompany	Jun. 30, 2021 USD ($)
Schedule of interests in other entities [Line Items]
Number of energy companies | energyCompany				5
Impairments	$ 153	$ 907	$ 2,334	$ 1,059	$ 2,622
Other operating income (expense)		36
Adjustments for fair value losses (gains)	133	335
Right-of-use assets
Schedule of interests in other entities [Line Items]
Impairments		$ 114
Shell Neft
Schedule of interests in other entities [Line Items]
Impairments				358
Other operating income (expense)				$ 236
Sites owned by subsidiary | site				240
Sites owned by dealers | site				171
Proportion of ownership interest in subsidiary		100.00%
Share disposal cost	83
Net foreign exchange loss	$ 343
Salym Petroleum Development N.V
Schedule of interests in other entities [Line Items]
Impairments		$ 233
Proportion of ownership interest in joint operation				50.00%
Gydan
Schedule of interests in other entities [Line Items]
Impairments		153
Proportion of ownership interest in joint operation	50.00%			50.00%
Other operating income (expense)		35
Loans receivable
Schedule of interests in other entities [Line Items]
Impairments		1,126
Provision for credit commitments
Schedule of interests in other entities [Line Items]
Funding commitment percentage	10.00%			10.00%
Sakhalin-2
Schedule of interests in other entities [Line Items]
Impairments		$ 1,614
Proportion of ownership interest in associate				27.50%
Sakhalin-2 | Gazprom Neft
Schedule of interests in other entities [Line Items]
Proportion of ownership interest in associate				50.00%
Sakhalin-2 | Mitsui
Schedule of interests in other entities [Line Items]
Proportion of ownership interest in associate				12.50%
Sakhalin-2 | Mitsubishi
Schedule of interests in other entities [Line Items]
Proportion of ownership interest in associate				10.00%
Russian Federation
Schedule of interests in other entities [Line Items]
Remaining purchase contracts | contract		2
Net foreign exchange loss	$ 376
Decrease in lease expense	$ 140